Shareholder Report, Average Annual Return (Details) 197671_RMB Mendon Financial Services Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class A (with sales charge)
Average Annual Return, Percent	[1]	7.20%	10.70%	8.78%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Mendon Financial Services Fund Class A (without sales charge)
Average Annual Return, Percent	[1]	12.85%	11.84%	9.34%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%
NASDAQ Bank Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Bank Index Total Return
Average Annual Return, Percent		0.35%	6.93%	6.97%

[1]
†	Class A shares incur a maximum initial sales charge of 5.00%.